S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Aug. 06, 2026
Ravenna 7 LLC [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Ravenna 7 LLC
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	21.60%
Gbola Amusa [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Gbola Amusa, M.D., CFA
Guy Barudin [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Guy Barudin
Isaac Manke [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Isaac Manke, Ph.D.
Jonas Grossman [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Jonas Grossman
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	21.60%
Andrew Lam [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Andrew Lam, PharmD
All Officers, Directors and Director Nominees [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	All officers, directors and director nominees as a group (5 individuals)
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	21.60%